Commitments and contingencies	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 17 – Commitments and contingencies

Contingencies

Legal proceedings between ING Bank N.V., O.W. Bunker Far East (Singapore) Pte Ltd, and Tumpuan Megah Development Sdn Bhd.

The Company’s subsidiary, Tumpuan Megah, is involved in a legal proceeding consisting of disputes over financing agreements, gas oil supply contracts, and an enforcement attempt of an English judgment against Tumpuan Megah for $937,353, along with interest and costs. The proceedings include applications, appeals, and hearings in Malaysian courts. On August 13, 2025, the Federal Court of Malaysia allowed the appeal filed by ING Bank N.V. and O.W. Bunker Far East (Singapore) Pte Ltd (collectively, the “Appellants”) against the Court of Appeal’s decision to order a trial of issues in connection with an application to set aside the High Court judgment dated March 22, 2021. That judgment registered a decision of the English High Court enforcing an arbitral award obtained by the Appellants against Tumpuan Megah. Accordingly, RM130,000 (equivalent to $31,953) was awarded to the Appellants. Consequently, Tumpuan Megah’s application to set aside the judgment will now resume in the High Court. The hearing date previously fixed for December 8, 2026 has been vacated by the High Court and a new hearing date has been fixed for March 15, 2027.

Raja Ismail provided a personal guarantee dated April 30, 2020, supplemented by a further personal guarantee dated June 10, 2026 (collectively, the “Guarantee Agreements”). Under the Guarantee Agreements, Raja Ismail has unconditionally and irrevocably undertaken, upon written demand by Straits, to pay Straits, or such subsidiary as Straits may direct, all amounts payable by Tumpuan Megah in connection with the arbitration involving the Appellants and related legal proceedings, including award or judgment sums, settlement amounts, interest, costs and expenses. He has also undertaken, upon demand by Straits, to indemnify both Straits and Tumpuan Megah against all losses, damages and expenses arising from those proceedings and to pay reasonable attorney’s fees and legal expenses incurred by Straits in securing payment from him. Straits has agreed to release to Tumpuan Megah the amounts it receives under the Guarantee Agreements.

Management does not expect the Company to incur a material loss in connection with these proceedings, as the guaranteed obligations are fully indemnified by Raja Ismail under the binding personal guarantee agreements (the Guarantee Agreements referred to in Note 9) and there is no additional exposure to the Company as all costs and the potential liability have been indemnified under the Guarantee Agreements.

A claim for loss recovery generally can be recognized when a loss event has occurred and recovery is considered probable. If the claim is subject to dispute or litigation, a rebuttable presumption exists that recoverability of the claim is not probable. If the potential recovery exceeds the loss recognized in the financial statements or relates to a loss not yet recognized in the financial statements, such recovery should be recognized under the gain contingency model.

As a result of the Guarantee Agreements, where all potential liabilities are indemnified, no provisions have been made in the financial statements for these potential liabilities, nor has any loss contingency been recognized under ASC 450-20. The reimbursable legal fees are recorded within “Due from related parties” (see Note 9).

Tumpuan Megah is also involved in an ongoing dispute with GAC Bunker Fuel FZCO (“GAC”) concerning alleged quality and quantity issues relating to bunker fuel supplied by Tumpuan Megah to GAC, which allegations Tumpuan Megah denies in their entirety. GAC has commenced arbitration proceedings against Tumpuan Megah before the Singapore International Arbitration Centre pursuant to the dispute resolution clause in Tumpuan Megah’s standard terms and conditions, with an estimated claim amount in excess of US$1,327,500.

As of June 30, 2026, the arbitration proceedings remained at a very preliminary stage. In the event of an unfavorable outcome, Tumpuan Megah may be required to pay damages awarded by the tribunal, including GAC’s legal costs. Given the preliminary stage of the matter and the uncertainties involved, the ultimate potential loss, if any, cannot be reasonably estimated at this time. Accordingly, no provision has been recognized in the consolidated financial statements as of June 30, 2026.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023